SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Geological consulting fees – expensed		$ 5
Management fees – expensed	539	360
Salaries - expensed		128
Share-based payments	621	671
Total	$ 1,160	$ 1,164